06.30 Fidelity Series Growth & Income Fund Class F Pro-02 | Fidelity® Series Growth & Income Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Growth & Income Fund}	06.30 Fidelity Series Growth & Income Fund Class F Pro-02 Fidelity® Series Growth & Income Fund Fidelity Series Growth & Income Fund-Class F Fidelity
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.01%	[2]
[1]	Adjusted to reflect current fees.
[2]	For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

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Expense Example {- Fidelity® Series Growth & Income Fund}	06.30 Fidelity Series Growth & Income Fund Class F Pro-02 Fidelity® Series Growth & Income Fund Fidelity Series Growth & Income Fund-Class F Fidelity USD ($)
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13